CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (5,486,107)	$ (2,305,121)	$ (12,145,382)	$ (20,180,318)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of debt discount	744,783	1,028,931	1,658,395	2,906,843
Depreciation and amortization	2,653	3,328	5,933	7,299
Bad debt expense				15,000
Imputed interest on stock-settled debt				147,115
Impairment Loss on equity method investee				286,127
Impairment loss on equity investment		260,954		720,921
Loss on equity investment	394,194	133,895
Loss (gain) on change in fair value of derivative liability	1,629,289	(1,142,272)	4,698,072	2,123,570
Interest expense recognized for the excess of fair value of derivative liability over net book value of notes payable at issuance	1,035,115	395,607	792,321	1,374,078
Loss on share inducement and settlement of warrant liability	0	138,885	163,885
Stock-based compensation	140,900	542,767	3,014,888	3,222,092
Unrealized (gain) loss on trading securities	(504,137)	27,403	(248,204)	677,584
Realized Loss on trading securities			2,603	105,013
Loss on settlement of liabilities	168,272	0	(77,624)	3,770,974
Changes in operating assets and liabilities:
Accounts receivable	1,361	9,752	9,677	13,059
Inventories	(93,669)	(9,290)	45,692	37,814
Prepaid expenses and other current assets	37,309	(95,384)	(100,870)	57,799
Notes receivable			75,000
Accounts payable	155,661	145,784	(45,706)	171,629
Accrued expenses and other current liabilities	(67,264)	195,874	353,149	(92,741)
Right-of-use assets	7,858	6,767	14,243	(22,101)
Right-of-use liabilities	(7,858)	(6,885)	(14,361)	22,219
Accrued compensation			74,339	322,068
Contingency liability				1,497,674
Net cash provided by (used in) operating activities	(1,841,640)	(669,005)	(1,723,950)	(2,816,282)
Cash flows from investing activities:
Purchases of property and equipment	(107,934)	(1,271)	(6,016)	(2,381)
Payment to establish joint venture	(30,898)	0
Acquisition of business	(150,607)	0
Proceeds from disposition of investment			125,000
Investment in joint venture				(223,788)
Net cash provided by (used in) investing activities	(289,439)	(1,271)	118,984	(226,169)
Cash flows from financing activities:
Proceeds from issuance of notes payable	1,508,250	442,000	1,017,664	2,802,500
Proceeds from PPP loan payable	0	35,500	35,500
Repayments of notes payable	(610,630)	0
Proceeds from issuance of notes payable				45,000
Repayments to related parties	(20,000)	0	(75,000)	(42,861)
Proceeds from sales of trading securities			10,855
Proceeds from sale of common stock	1,358,767	0	478,685	90,000
Net cash provided by (used in) financing activities	2,236,387	477,500	1,467,704	2,894,639
Net increase (decrease) in cash	105,308	(192,776)	(137,262)	(147,812)
Cash at beginning of period	74,503	211,765	211,765	359,577
Cash at end of period	179,811	18,989	74,503	211,765
Supplemental disclosure of cash flow information:
Cash paid for interest
Cash paid for taxes
Non cash financing activities:
Common stock issued in settlement of convertible notes payable and accrued interest			3,928,709	3,016,750
Common stock issued in settlement of convertible notes payable	1,740,874	1,531,471	50,000
Reclassification of derivative liabilities to additional paid-in capital	5,975,670	2,231,014	7,679,528	1,582,845
Investment in joint venture				2,650,000
Settlement of JV investment			386,930
Common stock issued in settlement of accrued liabilities and accounts payable			762,723
Common shares issued in settlement of legal case		956,251	$ 956,251
Common stock issued for investment	650,000
Common stock issued to settle liabilities	8,623
Common stock to be issued for acquisition of business	$ 1,617,501